Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands		Total		Share Capital	Reserves	Share-Based Compensation	Compensation Options/ Warrants/Shares Issued	Convertible Notes	Change in Ownership Interest	Obligation to Issue Shares	AOCI	Fair Value	Deferred Tax	Associate OCI Pick-up	Foreign Currency Translation	Deficit		Non-Controlling Interests
Beginning balance (in shares) at Jun. 30, 2022	[1]			29,777,224
Beginning balance at Jun. 30, 2022		$ 665,765		$ 6,754,626	$ 157,213	$ 206,244	$ 37,350	$ 419	$ (86,800)		$ (211,721)	$ (213,394)	$ 18,919	$ 208	$ (17,454)	$ (6,034,864)	[2]	$ 511
Shares issued for business combinations (in shares)	[1]			261,500
Shares issued for business combinations		0		$ 9,683	(9,683)		(9,683)											25,925
Shares issued to repurchase convertible debentures (in shares)				0
Shares issued to repurchase convertible debentures				$ 0
Shares issued for equity financings (in shares)	[1]			4,455,125
Shares issued through equity financing		75,568		$ 75,154	414					$ 414
Share issuance costs		(2,381)		(2,381)
Deferred tax on transaction costs		(516)		$ (516)
Share issued under RSU, PSU and DSU plans (in shares)	[1]			33,082
Share issued under RSU, PSU and DSU plans		0		$ 4,668	(4,668)	(4,668)
Share-based compensation		10,764			10,764	10,764
NCI contribution		25,925																25,925
Put option liability		(47,638)														(47,638)	[2]
Change in ownership interests in net assets		0														(11,923)	[2]	11,923
Comprehensive loss for the year		(205,782)	[3]								(644)	(1,205)			561	(197,840)	[2]	(7,298)
Ending balance (in shares) at Mar. 31, 2023	[1]			34,526,931
Ending balance at Mar. 31, 2023		521,705		$ 6,841,234	154,040	212,340	27,667	419	(86,800)	414	(212,365)	(214,599)	18,919	208	(16,893)	(6,292,265)	[4]	31,061
Shares issued for business combinations (in shares)	[5]			6,948,994
Shares issued for business combinations		36,482		$ 32,915	3,567					3,567
Shares released for earn out payments (in shares)	[5]			57,008
Shares released for earn out payment related to business combination		353		$ 353
Shares issued to repurchase convertible debentures (in shares)	[5]			7,259,329
Shares issued to repurchase convertible debentures		54,680		$ 54,680
Shares issued for equity financings (in shares)	[5]			5,576,785
Shares issued through equity financing		40,684		$ 41,098	(414)					(414)
Share issuance costs		(3,215)		(3,215)
Deferred tax on transaction costs		(1,278)		$ (1,278)
Share issued under RSU, PSU and DSU plans (in shares)	[5]			176,725
Share issued under RSU, PSU and DSU plans		0		$ 5,629	(5,629)	(5,629)
Share-based compensation		10,787			10,787	10,787
NCI contribution																		0
Put option liability		2,119														2,119	[4]
Change in ownership interests in net assets		2,572														(12,208)	[4]	14,780
Change in ownership interests in net assets																		12,208
Comprehensive loss for the year		(63,019)									6,307	4,733			1,574	(65,582)	[4]	(3,744)
Reverse stock split adjustment (in shares)	[5]			25
Ending balance (in shares) at Mar. 31, 2024	[5]			54,545,797
Ending balance at Mar. 31, 2024		$ 601,870		$ 6,971,416	$ 162,351	$ 217,498	$ 27,667	$ 419	$ (86,800)	$ 3,567	$ (206,058)	$ (209,866)	$ 18,919	$ 208	$ (15,319)	$ (6,367,936)	[4]	$ 42,097

[1]	As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
[2]	As described under Note 2(i), certain prior period amounts have been adjusted.
[3]	Comparative information has been adjusted due to discontinued operations see Note 11(b).
[4]	As described under Note 2(i), certain prior period amounts have been adjusted.
[5]	As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.